Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Intangible assets with indefinite lives:
Trademark	229	257
Intangible assets with finite lives:
Trademark	9,170	9,064
Courseware	116	130
Student base	12,719	13,358
Favorable lease	657	737
License	415	415

	23,306	23,961

Less: accumulated amortization	(13,515)	(18,039)
Exchange differences	455	(1,086)

	10,246	4,836